Revenue - Contract Balances - Summary of In-Progress Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accumulated cost	₩ 27,281,031	₩ 26,153,452
Accumulated contract profit	2,462,008	1,848,718
Accumulated contract loss	(1,185,200)	(804,538)
Accumulated contract revenue	₩ 28,557,839	₩ 27,197,632